Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 76,412	$ 73,315
Accounts receivable, less allowances (2011 - $1,100, 2010 - $1,269)	88,345	95,930
Inventories, net
Finished goods	14,697	8,594
Work-in-process	20,602	16,394
Raw materials	57,241	51,897
Total inventories, net	92,540	76,885
Current deferred tax asset - Note J	14,668	12,153
Other current assets	11,421	8,372
Total current assets	283,386	266,655
Property, plant and equipment
Land	2,240	2,221
Buildings and improvements	87,933	85,271
Machinery and equipment	236,272	235,383
Total property, plant and equipment	326,445	322,875
Accumulated depreciation	(241,585)	(244,662)
Net property, plant and equipment	84,860	78,213
Other assets
Prepaid pension asset - Note H	4,359	44,075
Goodwill - Note E	500	500
Other intangible assets, net - Note E	29,886	31,432
Deferred income taxes - Note J	76,200	59,956
Other assets	1,624	1,753
Total other assets	112,569	137,716
Total Assets	480,815	482,584
Current Liabilities
Notes payable - Note F	0	0
Accounts payable	80,468	75,384
Accrued salaries, wages and vacation	15,953	16,937
Income taxes payable	2,975	3,907
Other accrued liabilities	24,841	23,872
Total current liabilities	124,237	120,100
Long-term debt - Note G	74,400	70,000
Other long-term obligations - Notes H and J	18,881	18,234
Contingencies - Note M
Shareholders' Equity
Preferred stock - authorized 25,000,000 shares without par value; none issued
Common stock - authorized 75,000,000 shares without par value; 54,790,110 issued at December 31, 2011 and 54,517,560 shares issued at December 31, 2010	287,661	285,515
Additional contributed capital	39,161	37,775
Retained earnings	352,205	335,524
Accumulated other comprehensive loss	(115,146)	(87,555)
Total shareholder's equity before treasury	563,881	571,259
Cost of common stock held in treasury (2011 - 20,724,106 and 2010 - 20,320,759 shares - Note K)	(300,584)	(297,009)
Total shareholders' equity	263,297	274,250
Total Liabilities and Shareholders' Equity	$ 480,815	$ 482,584